Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 31, 2011
PowerShares Financial Preferred Portfolio (Prospectus Summary): | PowerShares Financial Preferred Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Financial Preferred Portfolio
Supplement Text	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 20, 2012 TO THE PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Buyback Achievers TM Portfolio
PowerShares Dividend Achievers TM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend Achievers TM Portfolio
PowerShares International Dividend Achievers TM Portfolio

Mergent, Inc., the index provider for the PowerShares Buyback Achievers TM Portfolio, PowerShares Dividend Achievers TM Portfolio, PowerShares High Yield Equity Dividend Achievers TM Portfolio and PowerShares International Dividend Achievers TM Portfolio (collectively, the "Funds"), has changed its methodology for calculating the performance of each Fund's respective underlying index. Therefore, effective immediately:

Please Retain This Supplement For Future Reference.